Equity-settled share-based payments	12 Months Ended
Dec. 31, 2021
Equity Settled Share Based Payments [Abstract]
Equity-settled share-based payments
25.	Equity-settled share-based payments

The Group has issued share options under the 2018 Long Term Incentive Plan (LTIP), 2018 Non-Employee Long Term Inventive Plan (Non-Employee LTIP), and individual share option contracts, open to all employees of the Group, as well as EMI shares (none of which remain outstanding at December 31, 2021). Under the LTIP, Non-Employee LTIP, individual contracts and schemes available, the options typically vest after 3 years, with the exception of some options granted to certain members of key management personnel. The vesting period for these options ranges from 3 to 33 months. The options usually lapse after one year following the employee leaving the Group.

	2021		2020		2019
	Number of Shares	Weighted Average Exercise price	Number Of Shares	Weighted Average Exercise price	Number Of Shares	Weighted Average Exercise price
		Pence		Pence		Pence
Options
Outstanding at the beginning of the year	6,768,894	226.83	4,302,617	102.46	4,718,302	70.17
Granted during the year	2,259,153	554.60	3,178,216	351.90	4,722,281	129.40
Lapsed or forfeited during the year	(563,541)	146.02	(52,525)	5.00	(2,899,801)	105.32
Exercised during the year	(411,807)	116.62	(659,414)	33.48	(2,238,165)	57.51
Outstanding at the year-end	8,052,699	329.74	6,768,894	226.83	4,302,617	102.46
Exercisable at the year-end	2,503,504	263.45	1,079,609	151.33	647,215	31.96

The table above shows the number of options in relation to ordinary shares. This equated to 2,684,233 outstanding and 834,501 exercisable ADS’s at year end, basis on the conversion ratio of three ordinary share options to one ADS as disclosed in Note 24.

The options outstanding at the year-end have a weighted average remaining contractual life of 8.3 years (2020: 7.4 years; 2019: 7.2 years). The weighted average share price at the time of exercise during the year was 575.39 pence (2020: 435.19 pence; 2019: 126.24 pence).

The Group granted 2,259,153 options during the year (2020: 3,178,216; 2019: 4,722,281). The fair value of options granted were calculated using a Binomial or Monte Carlo model and inputs into the model were as follows:

	2021	2020	2019
Inputs and assumptions for options granted in the year:
Weighted average share price (pence)	586.0	461.0	175.9
Weight average hurdle price (pence)	n/a	90.0	218.6
Weighted average exercise price (pence)	520.0	352.0	129.4
Option life (years)	10.0	10.0	10.0
Expected volatility	65%-70%	70%-72%	50%-72%
Risk free rate	0.28%-1.04%	0.19%-0.44%	0.41%-1.32%
Expected dividend yield	nil	nil	nil

The Group recognized total charges of £8,632k (2020: £4,395k; 2019: £584k) related to equity settled share-based payment transactions during the year.

Fair value of the grants has been calculated using volatility assumptions between 65% and 70%, based on the three year historical volatility as at the respective date of grant.

The Group does not bear any responsibility to settle any employee tax obligations that arise on the exercise of share options. The estimated employer tax obligation on outstanding options at the year-end was £633k (2020: £491k; 2019: £711k).